DIVIDENDS - Accounting Policy (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Dividends
Percentage of dividends withheld	20.00%
Dividend declared and paid		R 558.2
Dividend declared and paid		R 0.6